UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 2054

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23330

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

SEMIANNUAL REPORT September 30, 2019

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 64.5%
Aerospace & Defense - .5%
Bombardier, Sr. Unscd. Notes		7.88	4/15/2027	1,250,000	[b]	1,247,937
Automobiles & Components - .6%
Panther BF Aggregator 2, Gtd. Notes		8.50	5/15/2027	1,500,000	[b]	1,522,500
Building Materials - .3%
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	720,000	[b]	711,000
Chemicals - .9%
Fire, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	1,310,000	[c]	1,449,966
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	770,000	[b]	806,575
Venator Finance, Gtd. Notes		5.75	7/15/2025	250,000	[b]	211,875
					2,468,416
Collateralized Loan Obligations Debt - 29.9%
Adagio CLO VIII, Ser. VIII-X, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	4/15/2032	3,000,000	[c]	3,120,150
Armada Euro CLO III, Ser. 3X, Cl. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	7/15/2031	3,300,000	[c]	3,522,899
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79% @ Floor	EUR	5.79	7/27/2031	2,150,000	[b,c]	2,220,580
Barings Euro CLO, Ser. 2019-1X, Cl. E, 3 Month EURIBOR +6.55% @ Floor	EUR	6.55	10/21/2032	1,500,000	[c]	1,616,079
Blackrock European CLO VIII, Ser. 8X, Cl. E, 3 Month EURIBOR +5.75% @ Floor	EUR	5.75	7/20/2032	2,000,000	[c]	2,118,706
Cairn CLO VI, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25% @ Floor	EUR	8.25	7/25/2029	2,700,000	[b,c]	2,915,434
Carlyle Euro CLO, Ser.2019-1X, Cl. D, 3 Month EURIBOR +6.12% @ Floor	EUR	6.12	3/15/2032	4,200,000	[c]	4,481,588
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70% @ Floor	EUR	5.70	11/17/2031	2,034,000	[b,c]	2,128,978
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1X, Cl. E, 3 Month EURIBOR +7.45% @ Floor	EUR	7.45	4/16/2029	1,000,000	[c]	1,069,296
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2X, Cl. DR, 3 Month EURIBOR +6.15% @ Floor	EUR	6.15	1/18/2030	4,800,000	[c]	5,212,123
Contego CLO VII, Ser. 7A, Cl. E, 3 Month EURIBOR +6.18% @ Floor	EUR	6.18	5/14/2032	1,500,000	[b,c]	1,586,600
Contego CLO VII, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76% @ Floor	EUR	8.76	5/14/2032	3,500,000	[b,c]	3,613,639

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 64.5% (continued)
Collateralized Loan Obligations Debt - 29.9% (continued)
CVC Cordatus Loan Fund XIV, Ser. 14X, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	5/22/2032	3,000,000	[c]	3,198,355
Dryden 66 EURO CLO, Ser. 2018-66X, Cl. E, 3 Month EURIBOR +5.41% @ Floor	EUR	5.41	1/18/2032	2,000,000	[c]	2,048,111
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		9.81	8/15/2032	2,500,000	[b,c]	2,468,011
KKR CLO, Ser. 17, Cl. E, 3 Month LIBOR +6.20%		8.80	4/15/2029	3,000,000	[b,c]	2,842,878
Marble Point CLO XV, Ser. 2019-1A, Cl. E, 3 Month LIBOR +6.83%		9.27	7/23/2032	3,000,000	[b,c]	2,883,923
Octagon Investment Partners 20-R, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		8.98	5/12/2031	4,000,000	[b,c]	3,854,543
Purple Finance CLO 2, Ser. 2X, Cl. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	4/20/2032	2,600,000	[c]	2,704,130
Purple Finance CLO 2, Ser. 2X, Cl. F, 3 Month EURIBOR +8.84% @ Floor	EUR	8.84	4/20/2032	2,300,000	[c]	2,351,862
RRE 2 Loan Management, Ser. 2X, Cl. E, 3 Month EURIBOR +5.80% @ Floor	EUR	5.80	1/15/2032	2,000,000	[c]	2,096,360
St Pauls CLO II, Ser. 2X, Cl. ERR, 3 Month EURIBOR +5.50% @ Floor	EUR	5.50	2/15/2030	2,000,000	[c]	2,170,674
St Pauls CLO II, Ser. 2X, Cl. ERRR, 3 Month EURIBOR +6.82% @ Floor	EUR	6.82	10/15/2030	4,000,000	[c]	4,319,472
St Paul's CLO X, Ser. 10X, Cl. E, 3 Month EURIBOR +6.25% @ Floor	EUR	6.25	4/22/2032	1,500,000	[c]	1,612,039
THL Credit Wind River CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.55%		8.93	4/15/2031	3,000,000	[b,c]	2,842,017
Toro European CLO, Ser. 6X, Cl. E, 3 Month EURIBOR +6.49% @ Floor	EUR	6.49	1/12/2032	1,385,000	[c]	1,476,218
Toro European CLO, Ser. 6X, Cl. F, 3 Month EURIBOR +8.49% @ Floor	EUR	8.49	1/12/2032	2,745,000	[c]	2,800,601
Toro European CLO 3, Ser. 3X, Cl. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	4/15/2030	3,000,000	[c]	3,149,687
Voya Euro CLO II, Ser. 2A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	7/15/2032	3,200,000	[b,c]	3,391,994
					79,816,947
Collateralized Loan Obligations Equity - 3.7%
Armada Euro CLO II, Ser. 2X, Cl. SUB	EUR	9.01	11/15/2031	2,670,000	[d]	2,365,328
Blackrock European CLO VIII, Ser. 8X, Cl. SUB	EUR	8.12	7/20/2032	1,425,000	[d]	1,363,026

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 64.5% (continued)
Collateralized Loan Obligations Equity - 3.7% (continued)
Harvest CLO XV, Ser.15X, Cl. SUB	EUR	7.95	11/22/2030	2,000,000	[d]	1,656,103
Harvest CLO XX, Ser. 20A, Cl. SUB	EUR	8.55	10/20/2031	2,100,000	[b,d]	1,675,977
Madison Park Funding X, Ser. 2012-10A, Cl. SUB		12.17	1/20/2029	5,000,000	[b,d]	2,729,060
					9,789,494
Commercial & Professional Services - 2.7%
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,900,000		1,518,336
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	4,000,000		3,577,130
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	890,000	[b]	824,362
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,230,000	[b]	1,314,403
					7,234,231
Consumer Discretionary - 2.5%
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/2024	1,500,000		1,814,724
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	280,000	[b]	283,150
CPUK Finance, Scd. Notes	GBP	4.88	8/28/2025	1,550,000		1,968,708
Pinewood Finance, Sr. Scd. Bonds	GBP	3.25	9/30/2025	295,000		371,332
Scientific Games International, Gtd. Notes		8.25	3/15/2026	985,000	[b]	1,051,487
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	1,250,000	[b]	1,334,375
					6,823,776
Diversified Financials - 2.7%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	1,150,000		1,470,637
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,050,000	[b]	1,063,125
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	1,400,000		1,626,264
Global Aircraft Leasing, Sr. Unscd. Notes		6.50	9/15/2024	640,000	[b]	649,600
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/2024	1,180,000		1,474,301
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	1,020,000	[b]	1,065,900
					7,349,827
Energy - 3.8%
Antero Midstream Partners, Gtd. Notes		5.75	1/15/2028	870,000	[b]	726,450
Antero Resources, Gtd. Notes		5.63	6/1/2023	750,000		652,500
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	960,000	[b]	952,800
Centennial Resource Production, Gtd. Notes		6.88	4/1/2027	960,000	[b]	962,400
CGG, Scd. Bonds		6.15	2/21/2024	2,000,000		2,350,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 64.5% (continued)
Energy - 3.8% (continued)
Cheniere Energy Partners, Sr. Unscd. Notes		4.50	10/1/2029	215,000	[b]	220,778
Genesis Energy, Gtd. Notes		6.25	5/15/2026	760,000		735,300
Matador Resources, Gtd. Notes		5.88	9/15/2026	820,000		825,658
Oasis Petroleum, Gtd. Notes		6.25	5/1/2026	110,000	[b]	89,650
Precision Drilling, Gtd. Notes		7.13	1/15/2026	770,000	[b]	716,100
Shelf Drilling Holdings, Gtd. Notes		8.25	2/15/2025	1,070,000	[b]	914,850
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	930,000	[b]	964,875
Whiting Petroleum, Gtd. Notes		6.63	1/15/2026	265,000		180,200
					10,291,561
Forest Products & Other - .2%
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	530,000	[b]	553,373
Health Care - 2.7%
Bausch Health, Gtd. Notes		7.25	5/30/2029	1,500,000	[b]	1,642,200
Eagle Holding II, Unscd. Notes		7.75	5/15/2022	1,320,000	[b]	1,333,200
Encompass Health, Gtd. Notes		4.50	2/1/2028	100,000		101,350
Encompass Health, Gtd. Notes		4.75	2/1/2030	100,000		101,290
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	1,480,000		1,717,657
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	1,000,000	[b]	981,700
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	300,000	[b]	256,500
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	1,200,000	[b]	1,110,000
					7,243,897
Industrials - .4%
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	770,000	[b]	735,350
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	300,000	[b]	282,000
					1,017,350
Information Technology - 1.3%
Change Healthcare Holdings, Sr. Unscd. Notes		5.75	3/1/2025	790,000	[b]	804,812
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	1,230,000	[b]	1,332,779
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	1,110,000	[b]	1,232,100
					3,369,691
Insurance - 1.1%
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	780,000	[b]	803,400
Hub International, Sr. Unscd. Notes		7.00	5/1/2026	785,000	[b]	809,531

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 64.5% (continued)
Insurance - 1.1% (continued)
USI, Sr. Unscd. Notes		6.88	5/1/2025	1,205,000	[b]	1,226,063
					2,838,994
Materials - 2.4%
ARD Securities Finance, Sr. Scd. Notes		8.75	1/31/2023	1,550,000	[b]	1,612,000
Ardagh Packaging Finance, Gtd. Notes	GBP	4.75	7/15/2027	1,040,000		1,311,340
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	450,000	[b]	412,695
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,890,000	[b]	1,793,704
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,140,000	[b]	1,235,475
					6,365,214
Media - 3.7%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	650,000	[b]	692,244
Altice Finco, Scd. Notes		7.63	2/15/2025	670,000	[b]	697,637
Altice Luxembourg, Gtd. Notes		7.63	2/15/2025	1,280,000	[b]	1,339,200
Altice Luxembourg, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,600,000		1,919,803
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	1,280,000	[b]	1,329,344
Entercom Media, Gtd. Notes		7.25	11/1/2024	680,000	[b]	707,200
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	960,000	[b]	971,616
TEGNA, Gtd. Notes		5.00	9/15/2029	245,000	[b]	248,062
Virgin Media Secured Finance, Sr. Scd. Bonds	GBP	5.00	4/15/2027	1,640,000		2,128,829
					10,033,935
Metals & Mining - .5%
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	415,000	[b]	410,850
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	940,000	[b]	957,625
					1,368,475
Retailing - 1.1%
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	560,000		595,113
LSF10 Wolverine Investments, Sr. Scd. Bonds	EUR	5.00	3/15/2024	1,280,000		1,435,273
Party City Holdings, Gtd. Notes		6.63	8/1/2026	840,000	[b]	833,700
					2,864,086
Technology Hardware & Equipment - .5%
Everi Payments, Gtd. Notes		7.50	12/15/2025	1,004,000	[b]	1,060,475
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	150,000	[b]	155,250
					1,215,725
Telecommunication Services - 2.4%
Altice France, Sr. Scd. Notes	EUR	3.38	1/15/2028	515,000		571,386
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	1,050,000		1,094,625
CommScope, Gtd. Notes		8.25	3/1/2027	970,000	[b]	947,872
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	460,000	[b]	469,200

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 64.5% (continued)
Telecommunication Services - 2.4% (continued)
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	300,000	[b]	278,907
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	540,000	[b]	545,233
Intelsat Jackson Holdings, Gtd. Notes		9.75	7/15/2025	520,000	[b]	545,740
Matterhorn Telecom, Sr. Scd. Notes	EUR	3.13	9/15/2026	1,190,000		1,326,224
West, Gtd. Notes		8.50	10/15/2025	880,000	[b]	711,700
					6,490,887
Utilities - .6%
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	1,300,000		1,627,342
Total Bonds and Notes (cost $172,123,551)				172,244,658

Floating Rate Loan Interests - 32.8%
Advertising - .6%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.61	9/29/2024	750,000	[c]	749,220
Clear Channel Outdoor Holdings, Term B Loan, 1 Month LIBOR +3.50%		5.54	8/23/2026	750,000	[c]	753,146
					1,502,366
Automobiles & Components - .3%
Dealer Tire, Initial Term Loan, 1 Month LIBOR +5.50%		7.54	12/19/2025	748,120	[c]	751,397
Building Materials - .6%
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		5.11	10/25/2023	491,933	[c]	466,722
NCI Building Systems, Initial Term Loan, 1 Month LIBOR +3.75%		5.80	4/12/2025	748,106	[c]	734,079
Tamko Building Products, Initial Term Loan, 1 Month LIBOR +3.25%		5.29	5/31/2026	500,000	[c]	500,937
					1,701,738
Chemicals - 1.7%
ColourOZ Investment 1, Term Loan, 3 Month EURIBOR +7.25% @ Floor	EUR	7.25	9/7/2022	117,760	[c]	94,580
ColourOZ Investment 2, First Lien Initial Term B-2 Loan, 3 Month LIBOR +3.00%		5.30	9/7/2021	1,711,774	[c]	1,451,953
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +7.25%		9.53	9/7/2022	2,004,737	[c]	1,505,227
Flint Group, First Lien Initial Term C Loan, 3 Month LIBOR +3.00%		5.28	9/7/2021	282,976	[c]	240,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 32.8% (continued)
Chemicals - 1.7% (continued)
Flint Group, Term Loan B8, 3 Month LIBOR +3.00%		5.09	9/7/2021	498,956	[c]	423,222
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		7.06	10/16/2025	748,116	[c]	728,478
					4,443,485
Commercial & Professional Services - 3.2%
AVSC Holding, Initial Term Loan, 3 Month LIBOR +3.25%		5.58	3/1/2025	748,101	[c]	725,658
Axiom Global, Term Loan B, 3 Month LIBOR +4.75%		6.84	10/1/2026	5,000,000	[c]	4,950,000
Obol France 3, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	4/12/2023	1,000,000	[c]	1,034,482
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%		6.54	8/27/2025	498,741	[c]	501,339
Wand NewCo 3, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.54	2/5/2026	748,125	[c]	752,801
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%		6.86	11/29/2024	492,997	[c]	494,693
					8,458,973
Consumer Discretionary - 1.7%
Stars Group Holdings, Term Loan, 3 Month LIBOR +3.50%		5.60	7/10/2025	747,898	[c]	752,143
Tackle, Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	8/14/2024	2,000,000	[c]	2,195,791
UFC Holdings, Term B Loan, 1 Month LIBOR +3.25% @ Floor		3.25	4/29/2026	787,966	[c]	790,976
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +5.54%		7.59	12/15/2024	748,098	[c]	725,842
					4,464,752
Consumer Staples - .2%
Kik Custom Products, Term B-3 Loan, 3 Month LIBOR +4.00%		6.26	5/15/2023	500,000	[c]	475,625
Diversified Financials - .3%
VFH Parent, Initial Term Loan, 3 Month LIBOR +3.50%		6.04	3/1/2026	750,000	[c]	752,186
Electronic Components - .8%
Idemia Identity & Securities, Term Loan B1, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	1/10/2024	2,000,000	[c]	2,174,330
Energy - 1.4%
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		6.05	5/29/2025	748,106	[c]	692,466

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 32.8% (continued)
Energy - 1.4% (continued)
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		6.29	7/18/2025	750,000	[c]	733,751
Granite Acquisition, First Lien Term B Loan, 3 Month LIBOR +3.50%		5.82	12/17/2021	655,660	[c]	658,187
Granite Acquisition, First Lien Term C Loan, 3 Month LIBOR +3.50%		5.83	12/17/2021	93,368	[c]	93,728
Lucid Energy Group II, Initial Term Loan, 1 Month LIBOR +3.00%		5.04	2/18/2025	498,734	[c]	473,486
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%		5.81	11/14/2025	498,744	[c]	499,367
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		7.83	6/21/2026	750,000	[c]	726,562
					3,877,547
Food Products - .4%
Labeyrie Fine Foods, Term Loan B1, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/23/2023	1,000,000	[c]	1,094,719
Food Service - .8%
Telfer Investments, Term Loan B1, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2026	2,000,000	[c]	2,189,208
Health Care - 3.4%
Air Medical Group Holdings, 2018 Term Loan, 1 Month LIBOR +3.25%		5.31	4/28/2022	497,465	[c]	466,893
Alphabet Holding Company, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.54	9/28/2024	748,092	[c]	693,698
Cidron Atrium, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	2/26/2025	2,000,000	[c]	2,163,725
Cube Healthcare Europe Bidco, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/28/2026	1,000,000	[c]	1,094,446
Dentalcorp Perfect Smile, Initial Term Loan, 1 Month LIBOR +3.75%		5.79	6/6/2025	748,106	[c]	737,042
Hera, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/20/2024	2,000,000	[c]	2,105,871
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%		7.10	6/15/2021	498,724	[c]	499,271
MED ParentCo, First Lien Delayed Draw Term Loan, 3 Month LIBOR +4.25% @ Floor		4.25	8/29/2026	149,858	[c,e]	148,996
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		6.29	8/29/2026	600,142	[c]	596,691

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 32.8% (continued)
Health Care - 3.4% (continued)
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		5.30	8/31/2024	748,092	[c]	732,943
					9,239,576
Industrials - 1.2%
Brand Industrial Service, Initial Term Loan, 2-3 Month LIBOR +4.25%		6.47	6/21/2024	498,725	[c]	488,750
Dynasty Acquisition Company I, Initial Term B-1 Loan, 3 Month LIBOR +4.00%		6.10	4/8/2026	520,280	[c]	523,368
Dynasty Acquisition Company I, Initial Term B-2 Loan, 3 Month LIBOR +4.00%		6.10	4/4/2026	279,720	[c]	281,380
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%		5.11	3/28/2025	748,101	[c]	720,133
Verra Mobility, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.79	2/28/2025	748,101	[c]	752,152
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%		7.04	7/11/2025	496,815	[c]	458,312
					3,224,095
Information Technology - 2.3%
Avaloq Group, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/15/2024	1,000,000	[c]	1,091,857
Boxer Parent Company, Initial Dollar Term Loan, 3 Month LIBOR +4.25%		6.29	10/2/2025	748,116	[c]	721,247
Dcert Buyer, Term B Loan, 3 Month LIBOR +4.00%		6.32	8/8/2026	750,000	[c]	748,594
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%		7.05	2/8/2026	500,000	[c]	503,705
Finastra USA, First Lien Dollar Term Loan, 3-6 Month LIBOR +3.50%		5.70	6/16/2024	1,000,000	[c]	975,050
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.25%		5.29	7/1/2024	748,111	[c]	748,952
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		6.51	5/18/2025	750,000	[c]	742,342
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.79	5/3/2026	750,000	[c]	755,332
					6,287,079

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 32.8% (continued)
Insurance - 1.4%
Alliant Holdings Intermediate, 2018 Initial Term Loan, 1 Month LIBOR +3.00%		5.05	5/10/2025	748,106	[c]	736,888
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%		8.54	8/4/2025	1,250,000	[c]	1,271,719
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%		6.54	2/28/2025	748,106	[c]	728,783
Sedgwick Cms, Term B Loan, 1 Month LIBOR +4.00%		6.04	9/4/2026	997,500	[c]	1,000,368
					3,737,758
Internet Software & Services - 2.2%
Infinitas Learning, Facility B3 Term Loan, 6 Month EURIBOR +3.75% @ Floor	EUR	3.75	5/31/2024	2,000,000	[c]	2,174,450
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	11/21/2024	1,997,386	[c]	2,161,931
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.78	10/11/2025	750,000	[c]	739,069
WeddingWire, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		6.54	12/21/2025	748,116	[c]	749,051
					5,824,501
Materials - 2.6%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		6.62	7/31/2025	698,232	[c]	658,957
Berlin Packaging, First Lien Initial Term Loan, 1 Month LIBOR +3.00%		5.11	11/7/2025	748,106	[c]	736,278
Charter NEX US, Incremental Term Loan, 1 Month LIBOR +3.50%		5.54	5/16/2024	748,125	[c]	749,838
Flex Acquisition Company, Incremental B-2018 Term Loan, 3 Month LIBOR +3.25%		5.57	6/29/2025	500,000	[c]	482,812
LABL, Term Loan B, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	7/2/2026	2,000,000	[c]	2,185,361
Plaze, Initial Term Loan, 3 Month LIBOR +3.50%		5.63	8/3/2026	750,000	[c]	749,062
Tecomet, 2017 First Lien Term Loan, 1 Month LIBOR +3.25%		5.36	5/1/2024	748,087	[c]	744,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 32.8% (continued)
Materials - 2.6% (continued)
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		5.88	11/30/2023	748,078	[c]	730,498
					7,037,620
Media - 2.9%
Gamma Infrastructure, Term Loan B3, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	1/9/2025	2,000,000	[c]	2,166,276
NEP Europe Finco, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/20/2025	1,994,975	[c]	2,174,423
Springer Nature Three, Term Loan B14, 3 Month EURIBOR +5.34% @ Floor	EUR	5.34	8/24/2022	1,994,917	[c]	2,193,048
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		4.79	3/15/2024	500,000	[c]	487,057
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%		5.29	8/19/2023	748,092	[c]	724,714
					7,745,518
Metals & Mining - .4%
Aleris International, Initial Term Loan, 1 Month LIBOR +4.75%		6.79	2/27/2023	748,106	[c]	750,257
Big River Steel, Closing Date Term Loan, 3 Month LIBOR +5.00%		7.10	8/23/2023	249,364	[c]	248,117
					998,374
Real Estate - .3%
DTZ US Borrower, Closing Date Term Loan, 1 Month LIBOR +3.25%		5.36	8/21/2025	748,111	[c]	750,449
Retailing - 1.0%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%		7.04	9/25/2024	498,728	[c]	481,272
BBD Bidco, Term Loan B1, 3 Month LIBOR GBP +4.75%	GBP	6.84	9/24/2026	1,000,000	[c]	1,247,225
Staples, 2019 Refinancing New Term B-1 Loan, 3 Month LIBOR +5.00%		7.12	4/12/2026	750,000	[c]	740,782
Talbots, First Lien Initial Term Loan, 1 Month LIBOR +7.00%		9.04	11/28/2022	295,951	[c]	290,772
					2,760,051
Semiconductors & Semiconductor Equipment - .3%
Natel Engineering, Initial Term Loan, 1 Month LIBOR +5.00%		7.04	4/30/2026	750,000	[c]	736,875

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 32.8% (continued)
Technology Hardware & Equipment - .5%
Everi Payments, New Term Loan B, 1 Month LIBOR +3.00%		5.04	5/9/2024	747,134	[c]	748,919
McAfee, Term B USD Loan, 1 Month LIBOR +3.75%		5.79	9/29/2024	498,741	[c]	500,469
					1,249,388
Telecommunication Services - 1.2%
Altice France, Incremental Term B-13 Loan, 1 Month LIBOR +4.00%		6.02	8/14/2026	1,000,000	[c]	999,375
Connect Finco, Term Loan B, 1 Month LIBOR +4.50% @ Floor		4.50	9/23/2026	432,666	[c]	426,615
Intelsat Jackson Holdings, Tranche B-3 Term Loan, 1 Month LIBOR +3.75%		5.80	11/27/2023	500,000	[c]	502,110
MTN Infrastructure TopCo , Initial Term Loan, 1 Month LIBOR +3.00%		5.04	11/17/2024	997,468	[c]	988,322
West, Initial Term B Loan, 1 Month LIBOR +4.00%		6.34	10/10/2024	498,731	[c]	446,988
					3,363,410
Transportation - .7%
Silk Bidco, Term Loan B, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	2/22/2025	1,700,000	[c]	1,853,499
Utilities - .4%
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%		5.85	6/3/2024	1,000,000	[c]	959,110
Total Floating Rate Loan Interests (cost $87,699,592)				87,653,629

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 24.2%
Registered Investment Companies - 24.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $64,757,805)	1.89	64,757,805	[f] 64,757,805
Total Investments (cost $324,580,948)		121.5%	324,656,092
Liabilities, Less Cash and Receivables		(21.5%)	(57,365,749)
Net Assets		100.0%	267,290,343

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $83,846,563 or 31.37% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

e Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Collateralized Loan Obligations	33.5
Investment Companies	24.2
Communications	13.1
Consumer, Non-cyclical	12.6
Industrial	9.5
Consumer, Cyclical	8.0
Financial	5.8
Energy	5.3
Technology	4.8
Basic Materials	3.7
Utilities	1.0
121.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/30/19 ($)	Purchases ($)	Sales ($)	Value 9/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	270,506,794	205,748,989	64,757,805	24.2	266,649

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS September 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs
United States Dollar	9,574,585	Euro	8,694,000	10/31/19	74,999
United States Dollar	3,508,241	British Pound	2,827,000	10/9/19	30,982
United States Dollar	14,495,759	British Pound	11,690,000	10/31/19	103,031
United States Dollar	88,585,819	Euro	80,340,000	10/9/19	958,404
Gross Unrealized Appreciation					1,167,416

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	259,823,143	259,898,287
Affiliated issuers	64,757,805	64,757,805
Cash		3,203,124
Cash denominated in foreign currency	32,666,861	32,430,856
Interest receivable		2,720,670
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,167,416
Receivable for investment securities sold		962,746
Unrealized appreciation on foreign currency transactions		606,661
Prepaid expenses		275,925
		366,023,490
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		294,545
Payable for investment securities purchased		97,228,953
Loan payable—Note 2		1,000,000
Directors fees and expenses payable		9,300
Interest and loan fees payable—Note 2		5,544
Other accrued expenses		194,805
		98,733,147
Net Assets ($)		267,290,343
Composition of Net Assets ($):
Paid-in capital		265,300,100
Total distributable earnings (loss)		1,990,243
Net Assets ($)		267,290,343

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	2,653,001
Net Asset Value Per Share ($)	100.75

See notes to financial statements.

STATEMENT OF OPERATIONS

From August 30, 2019 (commencement of operations) to September 30, 2019

Investment Income ($):
Income:
Interest (net of $19,351 foreign taxes withheld at source)	646,431
Dividends from affiliated issuers	266,649
Total Income	913,080
Expenses:
Management fee—Note 3(a)	290,944
Professional fees	27,178
Directors’ fees and expenses—Note 3(c)	9,300
Interest expense and loan fees—Note 2	5,544
Shareholder servicing costs	3,001
Prospectus and shareholders’ reports	3,000
Custodian fees—Note 3(b)	2,250
Miscellaneous	19,225
Total Expenses	360,442
Investment Income—Net	552,638
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(171,719)
Net realized gain (loss) on forward foreign currency exchange contracts	(3,892)
Net Realized Gain (Loss)	(175,611)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	445,800
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,167,416
Net Change in Unrealized Appreciation (Depreciation)	1,613,216
Net Realized and Unrealized Gain (Loss) on Investments	1,437,605
Net Increase in Net Assets Resulting from Operations	1,990,243

See notes to financial statements.

STATEMENT OF CASH FLOWS

From August 30, 2019 (commencement of operations) to September 30, 2019

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(164,711,592)
Proceeds from sales of portfolio securities	983,150
Net purchase (sales) of short-term securities	(64,757,805)
Interest received	(1,807,803)
Paid to BNY Mellon Investment Adviser, Inc.	3,601
Operating expenses paid	(135,774)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	(3,892)
Net Cash Provided by Operating Activities		(230,430,115)
Cash Flows from Financing Activities ($):
Proceeds from shares sold	265,200,100
Increase in loan outstanding	1,000,000
Net Cash Provided in Financing Activities		266,200,100
Effect of foreign exchange rate changes on cash		(236,005)
Net Increase (Decrease) in cash		35,533,980
Cash at beginning of period		100,000
Cash and cash denominated in foreign currency at end of period		35,633,980
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		1,990,243
Adjustments to reconcile net increase in net assets
resulting from operations to net cash
provided by operating activities ($):
Increase in investments in securities at cost		(324,595,063)
Increase in dividends and interest receivable		(2,720,670)
Increase in receivable for investment securities sold		(962,746)
Increase in prepaid expenses		(275,925)
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates		294,545
Increase in payable for investment securities purchased		97,228,953
Increase in interest and loan fees payable		5,544
Increase in Directors fees and expense payable		9,300
Increase in other accrued expenses		194,805
Net change in unrealized (appreciation) depreciation on investments		(1,613,216)
Net amortization of premiums on investments		14,115
Net Cash Provided by Operating Activities		(230,430,115)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

From August 30, 2019 (commencement of operations) to September 30, 2019

Operations ($):
Investment income—net	552,638
Net realized gain (loss) on investments	(175,611)
Net change in unrealized appreciation (depreciation) on investments	1,613,216
Net Increase (Decrease) in Net Assets Resulting from Operations	1,990,243
Capital Stock Transactions ($):
Net proceeds from shares sold	265,200,100
Increase (Decrease) in Net Assets from Capital Stock Transactions	265,200,100
Total Increase (Decrease) in Net Assets	267,190,343
Net Assets ($):
Beginning of Period	100,000
End of Period	267,290,343
Capital Share Transactions (Shares):
Shares sold	2,652,001
Net Increase (Decrease) in Shares Outstanding	2,652,001

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from August 30, 2019 (commencement of operations) to September 30, 2019. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	100.00
Investment Operations:
Investment income—net[a]	.21
Net realized and unrealized gain (loss) on investments	.54
Total from Investment Operations	.75
Net asset value, end of period	100.75
Total Return (%)	.75[b]
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	1.55[c]
Ratio of net expenses to average net assets	1.55[c]
Ratio of interest expense to average net assets	.02[c]
Ratio of net investment income to average net assets	2.37[c]
Portfolio Turnover Rate	1.47[b]
Net Assets, end of period ($ x 1,000)	267,290
Average borrowings outstanding ($ x 1,000)	1,000
Weighted average number of fund
shares outstanding ($ x 1,000)	2,653
Average amount of debt per share ($)	.38

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (the “fund”) had no operations until August 30, 2019 (commencement of operations) other than matters relating to its organization and registration under the Investment Company Act of 1940, as amended (the “Act”). The fund is non-diversified closed-end management investment company that has a limited term of approximately six years. The fund’s investment objective is to seek to provide total return consisting of high current income and capital appreciation. The fund will terminate at the close of business on August 30, 2025, the sixth anniversary of the closing date of the fund’s initial public offering (the “Termination Date”), although the fund’s Board of Directors (the “Board”) may choose to commence the liquidation and termination of the fund prior to the Termination Date. The Board may also, in its sole discretion and without shareholder approval, extend the Termination Date by up to one year to a date on or before August 30, 2026, the seventh anniversary of the fund’s initial public offering, which date shall then become the Termination Date. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and affiliate of the Adviser, serves as the fund’s sub-investment adviser. The fund sold 2,652,001 shares of its common stock, par value $0.001 per share, at $100.00 per share through an initial public offering on August 30, 2019. The Adviser agreed to pay all of the initial organizational and offering expenses of the fund. The fund’s fiscal year end is March 31, 2019.

The fund determines its net asset value quarterly for purposes of compliance with the Act, although it also calculates and publishes a daily net asset value. Shareholders are not able to transact in the fund’s shares on a daily basis and, as a result, should consider the daily net asset value provided by the fund for informational purposes only. Shareholders should not rely on third-party information that uses the published daily net asset value to calculate the fund’s performance. The fund’s performance, based on its quarterly net asset value, will be provided in the fund’s reports to shareholders.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realize upon the disposal of such investments. These securities are either categorized within

Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1– Unadjusted Quoted Prices	Level 2–Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	–	89,606,441	–	89,606,441
Corporate Bonds	–	82,638,217	–	82,638,217
Floating Rate Loan Interests	–	87,653,629	–	87,653,629
Investment Companies	64,757,805	–	–	64,757,805
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	1,167,416	–	1,167,416

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of a CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLOs securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

The fund may invest in directly-originated loans as part of its Direct Lending Strategy. As part of this strategy, the fund may originate direct loans to companies where the fund would benefit from a first lien senior priority ranking in the company’s capital structure. The fund also may engage in unitranche lending, in which a senior loan tranche and a mezzanine loan tranche of an issuer are blended into a single first ranking tranche of debt. These loans are typically arranged so that they pay a floating rate of interest made up of a base rate, such as London Interbank Offered Rate (“LIBOR”), plus an additional margin to compensate for credit risk (such margin may be paid fully in cash or may incorporate a “payment-in-kind” or “PIK” component which is not paid in cash, but which accrues and is added to the outstanding principal amount to be paid on the contractual maturity date). As part of this strategy, in certain

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

circumstances, the fund may take an equity position in a company it lends to. The fund also may invest in second lien, senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans (“Subordinated Loans”). Subordinated Loans sit below the senior secured debt in a company’s capital structure, but have priority over the company’s bonds and equity securities. The fund, from time to time, also may seek to participate in the upside gain of a business through the exercise of warrants or other equity securities acquired in connection with its investment in a Subordinated Loan.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. To permit the fund to maintain a more stable quarterly distribution, the fund may from time to time distribute less than the entire amount of income earned in a particular period. Any such undistributed income would be available to supplement future distributions. As a result, the distributions paid by the fund for any particular quarterly period may be more or less than the amount of income actually earned by the fund during that period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the fund did not incur any interest or penalties.

(h) Share repurchases: Beginning in September 2020 and ending upon the adoption by the Board of a plan of liquidation, the fund intends, but is not obligated, to conduct quarterly tender offers for up to 2.5% of its shares of common stock then outstanding in the sole discretion of the

Board. Each tender offer would be made, and shareholders would be notified, in accordance with the requirements of the Act and the Securities Exchange Act of 1934, as amended. If the fund were to conduct a tender offer, shareholders should read carefully the tender offer documents once they are filed with the SEC and become available, as they will contain important information about the offer.

NOTE 2—Borrowings:

The fund has a $132,000,000 Revolving Credit and Security Agreement (the “Agreement”), which continues until September 3, 2021. Under the terms of the Agreement, the fund may borrow “Advances” (including Eurodollar Rate Advances). The interest to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also pays additional fees pursuant to the Agreement. During the period ended September 30, 2019, total fees pursuant to the Agreement amounted to $5,544.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2019 was $468,750, with a related weighted average annualized interest rate of 3.38%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Adviser, the management fee is computed at the annual rate of 1.25% of the value of the fund’s “Managed Assets” determined as of the last day of each quarter, and is payable quarterly in arrears. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .625% of the value of the fund’s Managed Assets determined as of the last day of each quarter, and payable quarterly in arrears.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended September 30, 2019, the fund was charged $2,250 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund will receive interest income or overdraft fees when cash balances are maintained. These fees, if any, are included in interest income in the Statement of Operations.

During the period ended September 30, 2019, the fund was charged $1,351 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $290,944, custodian fees of $2,250 and Chief Compliance Officer fees of $1,351.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2019, amounted to $261,940,545 and $2,124,568, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At September 30, 2019, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,167,416	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,167,416	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1,167,416	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs International	1,167,416		-	-	1,167,416

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2019:

Average Market Value ($)
Forward contracts	5,775,993

At September 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,288,703, consisting of $2,656,729 gross unrealized appreciation and $1,368,026 gross unrealized depreciation.

At September 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on April 24-25, 2019, the Board considered the approval of the fund’s Management Agreement, pursuant to which the Adviser will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Subadviser”), an affiliate of the Adviser, will provide day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex.

The Board also considered research support expected to be available to, and portfolio management capabilities of, the fund’s proposed portfolio management personnel and that the Adviser also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Subadviser the proposed portfolio management team and the investment strategies to be employed in the management of the fund’s assets.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. The Board considered that the fund’s contractual management fee and total expenses, based on common assets alone and together with assets obtained through leverage, were above the Comparison Group and category averages and medians. The Board also considered that the fund’s contractual management fee and total expenses, based on common assets alone and together with assets obtained through leverage, were within the range of those of the funds in a supplemental comparison group provided by representatives of the Adviser, comprised of other non-listed closed-end funds with similar investment strategies.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by any funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s proposed management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee will be paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, representatives of the Adviser were not able to review the dollar amount of expenses allocated and profit received by the Adviser, or any economies of scale. The Board considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively. The Board also considered that due to the uncertainty of the estimated asset levels, that the fund is a closed-end fund without daily inflows and outflows of capital and that the fund intends to conduct quarterly tender offers of its common shares then outstanding (which will have the effect of reducing assets), it would be unlikely that there would be significant economies of scale to be realized by the Adviser in managing the fund’s assets over time, although economies of scale would be evaluated at each renewal of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

• The Board concluded that the fees to be paid to the Adviser and the Subadviser were appropriate in light of the totality of the services to be provided as discussed above.

• The Board determined that, because the Fund is a closed-end fund and for the reasons discussed above, there were not at this time significant economies of scale expected to be realized by the Adviser.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services proposed to be provided to the fund by the Adviser and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to approve the Agreements.

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Robert Salviolo
Kenneth A. Himmel	Chief Compliance Officer
Stephen J. Lockwood	Joseph W. Connolly
Roslyn M. Watson
Benaree Pratt Wiley	Portfolio Managers
Chris Barris
Officers	Kevin Cronk
President	Leland Hart
Renee-Laroche-Morris	Hiram Hamilton
Chief Legal Officer	Vijay Rajguru
Bennett A. MacDougall	Suhail Shaikh
Vice President and Secretary	Adviser
James Bitetto	BNY Mellon Investment Adviser, Inc.
Vice Presidents and Assistant Secretaries	Sub-Investment Adviser
Sonalee Cross	Alcentra NY, LLC
Deirdre Cunnane	Custodian
Sarah S. Kelleher	The Bank of New York Mellon
Jeff Prusnofsky	Counsel
Peter M. Sullivan	Proskauer Rose LLP
Natalya Zelensky	Transfer Agent,
Vice President	Dividend Disbursing Agent
David DiPetrillo	Computershare Inc.
Treasurer	Initial SEC Effective Date
James Windels	8/28/2019
Assistant Treasurers
Gavin C. Reilly
Robert S. Robol

For More Information

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: XALCX

For more information about the fund visit www.bnymellonim.com/us. Here you will find the fund’s daily and most recently available quarterly net asset values, press releases, quarterly fact sheets and portfolio manager commentary, distribution information, the fund’s Top 10 portfolio holdings and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT will be available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 will be available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0816SA0919

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

               The fund did not participate in a securities lending program during this period.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      November 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      November 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)